Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000169939
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%	9.08%	9.52%
Without Sales Load [Member] | C000005533
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%	8.93%		7.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%	10.81%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%		8.40%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%	8.55%	8.78%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%	8.55%		6.99%